Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2017
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Supplementary Cash Flow Information

NOTE 28 — SUPPLEMENTARY CASH FLOW INFORMATION

Operating activities

In 2016 and 2015, depreciation and amortization, together with multi-client surveys depreciation, included respectively US$129.7 million and US$206.9 million of assets impairment as described in note 21. In 2015, it also included US$365.0 million of Marine goodwill impairment and US$438.8 million goodwill impairment on GGR CGUs as described in note 11.

In 2017, 2016 and 2015, variance in provisions mainly related to restructuring and onerous contracts linked to the transformation plan (see notes 16 and 21). In 2015, variance in provision also included US$40.0 million of depreciation of our shares in Geokinetics Inc.

In 2017, the income tax paid was an income of US$43.5 million mainly resulting from the French R&D tax credit refund.

Investing activities

In 2016 and 2015, variation in loan granted mainly related to a loan to Seabed Geosolutions BV (see note 8).

In 2015, acquisition mainly related to the earn-out linked to the acquisition of Geophysical Research Corporation, LLC in 2012.

Financing activities

In 2016, we received net proceeds €337 million from our capital increase (or US$367.5 million).

In 2015, non-cash investing and financing transactions that are excluded from the consolidated statements of cash flows were not material.

Cash and cash equivalents

	Year ended December 31,
	2017	2016	2015
	(In millions of US$)
Cash	229.6	415.1	318.5
Cash equivalents (mainly short-term deposits)	85.8	123.7	66.8

Total cash and cash equivalents	315.4	538.8	385.3

In 2017, Cash and Cash equivalents included trapped cash amounting to US$98 million. Trapped cash means any cash and cash equivalent held by a subsidiary that operates in a country where exchange controls or other legal restrictions apply when the balances are not available for general use by the Group (cash in subsidiaries not available at Group level). The cash equivalents do not include in 2017 US$33.5 million of cash pledged to fulfill some collateral requirements. The cash pledged for more than one year is recorded for US$21.4 million in other financial assets (see note 7) and the cash pledged for less than one year is recorded for US$12.1 million in restricted cash (see note 5).